Cover	Oct. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2026
Entity File Number	0-22333
Entity Registrant Name	SOLESENCE, INC.
Entity Central Index Key	0000883107
Entity Tax Identification Number	36-3687863
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1319 Marquette Drive
Entity Address, City or Town	Romeoville
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60446
City Area Code	(630)
Local Phone Number	771-6708
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	SLSN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false